Statement of Condition- Popular, Inc. (Parenthetical) (Detail) (Popular, Inc. Holding Co., USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Popular, Inc. Holding Co.
Assets [Abstract]
Held To Maturity Securities Intercompany	$ 185,000	$ 185,000
Cash Due From Bank Subsidiary	915	6,172
Money market investment due from bank subsidiary	0	24,061
Investment securities available-for-sale due from affiliate	38,675	35,700
Other Investment Securities From Affiliates	9,725	9,725
Other assets due from subsidiaries and affiliate	2,007	3,237
Other liabilities due to subsidiaries and affiliate	$ 1,558	$ 2,023